GS Mortgage Securities Corp. ABS-15G

Exhibit 99.5 - Schedule 8

Data Compare
Run Date - 11/10/2025 9:26:57 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Field Label	Bid Tape Field Value	Field Value	Comment
1376488	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	PITI	XXXXXXXX	XXXXXXXX	Verified
1376488	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Qualifying DTI	0.44392	0.44374	Verified